Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2021	2020
Petty cash	448	344
Bank balances	6,320,570	3,315,485
Call deposits	202,210	51,781
Total cash and cash equivalents	6,523,228	3,367,610